PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING (Details Narrative) - USD ($)	1 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jul. 31, 2023	Jan. 31, 2024	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Short term debt					$ 2,421,050	$ 1,765,050
Common stock, par value					$ 0.01	$ 0.01
Extinguishment of debt amount					$ (88,258)	$ (373,142)
Share based compensation arrangements, grants					3,390,000	23,165,000
Additional paid in capital					$ 42,219,400	$ 41,655,026
Amortization of debt discount (premium)					$ 318,000
Accredited Investors [Member] | Warrant [Member]
Short term debt			$ 2,350,000
JH Darbie Placement Agreement [Member]
Sale of transaction shares					10
Interest rate				16.00%
Agent fees			$ 377,500
Debt conversion description			Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company provided warrant coverage equal to 13 % of all of the units sold to JH Darbie. As the Company converted an aggregate of 94 units, JH Darbie was entitled to earn a total of 3,055,000 warrants. A total of 5 unit holders under the PPM-1 opted not to participate in the PPM-2.
JH Darbie Placement Agreement [Member] | Minimum [Member]
Sale of transaction shares			10
JH Darbie Placement Agreement [Member] | Maximum [Member]
Sale of transaction shares			200
JH Darbie Placement Agreement [Member] | Warrant [Member]
Number of common stock issued			250,000
Shares issued price per share			$ 0.12
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
Sale of transaction shares			94
Debt conversion description	JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.	JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.
JH Darbie Placement Agreement [Member] | Accredited Investors [Member] | Warrant [Member]
Short term debt		$ 2,350,000	$ 2,350,000
JH Darbie Placement Agreement Two [Member]
Conversion price					$ 0.10
Issuance cost					$ 400,000
Stock issued during the period warrant grant					3,055,000
Interest rate					16.00%
Extinguishment of debt amount					$ 88,000
Amortization of debt discount (premium)					157,000	50,000
JH Darbie Placement Agreement Two [Member] | Convertible Debt [Member]
Interest expense					$ 363,000	$ 122,000
JH Darbie Placement Agreement Two [Member] | One Convertible Promissory Note [Member]
Interest rate			16.00%
Number of common stock value			$ 25,000
Number of common stock issued			250,000
Common stock, par value			$ 0.01
Conversion price			$ 0.10
JH Darbie Placement Agreement Two [Member] | Common Stock [Member]
Conversion price					$ 0.026
Share based compensation arrangements, grants					3,390,000
Additional paid in capital					$ 88,000
Share price					$ 0.12